Fair value of financial instruments - Estimated Fair Values and Carrying Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Interest receivable	$ 43,603	$ 17,083
Derivatives	68,938	21,981
Financial liabilities:
Derivatives	48,242	17,933
Level 1
Financial assets:
Cash and cash equivalents	1,317,898	232,681
Investment securities	0	0
Loans, net	0	0
Loans held for sale	0	0
Interest receivable	33	0
Mortgage servicing rights	0	0
Derivatives	0	0
Financial liabilities:
Deposits, Without stated maturities	8,020,783	3,743,085
Deposits, With stated maturities	0	0
Securities sold under agreement to repurchase and federal funds sold	32,199	23,745
Federal Home Loan Bank advances		0
Subordinated debt	0	0
Other borrowings	0
Interest payable	327	376
Derivatives	0	0
Level 2
Financial assets:
Cash and cash equivalents	0	0
Investment securities	1,176,991	691,676
Loans, net	0	0
Loans held for sale	683,770	262,518
Interest receivable	5,254	3,282
Mortgage servicing rights	0	0
Derivatives	68,938	21,981
Financial liabilities:
Deposits, Without stated maturities	0	0
Deposits, With stated maturities	1,446,605	1,200,145
Securities sold under agreement to repurchase and federal funds sold	0	0
Federal Home Loan Bank advances		250,213
Subordinated debt	0	29,706
Other borrowings	16,598
Interest payable	4,210	6,089
Derivatives	48,242	17,933
Level 3
Financial assets:
Cash and cash equivalents	0	0
Investment securities	0	0
Loans, net	7,058,693	4,363,903
Loans held for sale	215,403	0
Interest receivable	38,316	13,801
Mortgage servicing rights	79,997	75,521
Derivatives	0	0
Financial liabilities:
Deposits, Without stated maturities	0	0
Deposits, With stated maturities	0	0
Securities sold under agreement to repurchase and federal funds sold	0	0
Federal Home Loan Bank advances		0
Subordinated debt	192,149	0
Other borrowings	0
Interest payable	2,235	0
Derivatives	0	0
Carrying amount
Financial assets:
Cash and cash equivalents	1,317,898	232,681
Investment securities	1,176,991	691,676
Loans, net	6,912,570	4,378,503
Loans held for sale	899,173	262,518
Interest receivable	43,603	17,083
Mortgage servicing rights	79,997	75,521
Derivatives	68,938	21,981
Financial liabilities:
Deposits, Without stated maturities	8,020,783	3,743,085
Deposits, With stated maturities	1,437,254	1,191,853
Securities sold under agreement to repurchase and federal funds sold	32,199	23,745
Federal Home Loan Bank advances		250,000
Subordinated debt	189,527	30,930
Other borrowings	16,598
Interest payable	6,772	6,465
Derivatives	48,242	17,933
Aggregate fair value
Financial assets:
Cash and cash equivalents	1,317,898	232,681
Investment securities	1,176,991	691,676
Loans, net	7,058,693	4,363,903
Loans held for sale	899,173	262,518
Interest receivable	43,603	17,083
Mortgage servicing rights	79,997	75,521
Derivatives	68,938	21,981
Financial liabilities:
Deposits, Without stated maturities	8,020,783	3,743,085
Deposits, With stated maturities	1,446,605	1,200,145
Securities sold under agreement to repurchase and federal funds sold	32,199	23,745
Federal Home Loan Bank advances		250,213
Subordinated debt	192,149	29,706
Other borrowings	16,598
Interest payable	6,772	6,465
Derivatives	$ 48,242	$ 17,933